OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2018
OPERATING SEGMENTS
OPERATING SEGMENTS

NOTE 32 — OPERATING SEGMENTS

The Company’s strategic focus is the exploration, development and production of large, repeatable onshore resource plays in North America. All of the basins and/or formations in which the Company operates in North America have common operational characteristics, challenges and economic characteristics. As such, Management has determined, based upon the reports reviewed and used to make strategic decisions by the Chief Operating Decision Maker (“CODM”), whom is the Company’s Managing Director and Chief Executive Officer, that the Company has one reportable segment being oil and natural gas exploration and production in North America. For the years ended 31 December 2018, 2017 and 2016 all statement of profit or loss and other comprehensive income activity was attributed to its reportable segment with the exception of $0.7 million, $0.2 million and $6.7 million of pre-tax impairment expense, which related to the impairment of its Cooper Basin assets in Australia, respectively.

Geographic Information

The operations of the Group are located in two geographic locations, North America and Australia. The Company’s Australian assets (Cooper Basin) were acquired in 2015 as part of a larger acquisition of Eagle Ford assets.  The carrying value of the Cooper Basin asset has been fully impaired.  All revenue is generated from sales to customers located in North America. As at 31 December 2018 and 2017, the carrying value of the assets held in Australia was nil.

Revenue from three major customers exceeded 10 percent of Group consolidated revenue for the year ended 31 December 2018 and accounted for 34,  26 and 23 percent, respectively (2017:  two major customers accounting for 50 and 34 percent, respectively and 2016: two major customers accounting for 69 and 12 percent, respectively) of our consolidated oil, natural gas and NGL revenues.